Trade and other receivables - Narrative (Details) - USD ($) $ in Billions	Dec. 31, 2017	Dec. 31, 2016
Subclassifications of assets, liabilities and equities [abstract]
Amount of receivables subject to non-recourse discount arrangements	$ 1.7	$ 1.3
Amounts that continue to be recognized relating to non-recourse receivable discounting arrangements	$ 0.2	$ 0.2